Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 6,548	¥ 7,467	¥ 66,901
Adjustment of redeemable noncontrolling interests to redemption value	1,876	(1,293)	(7,557)
Transaction with noncontrolling interests	0	0	(3,606)
Comprehensive income
Net Income	452	432	819
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(416)	(58)	919
Total other comprehensive income (loss)	(416)	(58)	919
Comprehensive income	36	374	1,738
Cash dividends	(1,040)	0	(11,272)
Property dividends	0	0	(3,776)
Partial sale of the parent's ownership interest in subsidiaries that results in the loss of control	0	0	(34,961)
Ending Balance	¥ 7,420	¥ 6,548	¥ 7,467